UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2010

DATE OF REPORTING PERIOD: MARCH 31, 2010

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT FUND
March 31, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.3%
		Alabama-1.5%
$5,835	M	Alabama Water Pollution Control Auth. 6% 8/15/2014		$5,845,561
5,000	M	Mobile Alabama Public Edl. Bldg. Auth. Rev. 5% 3/1/2033		5,124,600
				10,970,161
		Alaska-.8%
5,280	M	Alaska Hsg. Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033		5,470,185
		Arizona-2.4%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027		5,330,750
4,095	M	Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010		4,196,228
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		7,505,910
				17,032,888
		Arkansas-.7%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039		5,165,850
		California-3.0%
6,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024		6,164,040
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027		5,228,400
5,000	M	San Francisco City & Cnty. COP 4.75% 9/1/2033		4,868,850
5,000	M	San Jacinto Unified School District GO 5.25% 8/1/2032		5,090,950
				21,352,240
		Colorado-.7%
4,965	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034		5,240,756
		Connecticut-1.3%
9,000	M	Connecticut State Spl. Tax Oblig. Rev. Trans. Infrast. 6.125% 9/1/2012		9,592,740
		District of Columbia-1.6%
5,000	M	District of Columbia GO Series "B" 6% 6/1/2021		5,893,200
5,000	M	District of Columbia Rev. (Medlantic/Helix) 5.5% 8/15/2028		5,249,700
				11,142,900
		Florida-9.5%
5,000	M	Broward Cnty. Airport Sys. Rev. 5.375% 10/1/2029		5,159,500
6,500	M	Duval County School Board Master Lease Prog. 5.25% 7/1/2035		6,589,830
1,000	M	Escambia County Utilities Auth. Sys. Rev. 6.25% 1/1/2015		1,072,910
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038		5,965,245
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028		5,327,350
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028		5,311,350
5,000	M	Miami-Dade County Pub. Facs. (Jackson Health System) 5.5% 6/1/2029		5,271,900
		Miami-Dade County School Board Certificates of Participation:
5,000	M	5.25% 5/1/2029		5,206,850
5,000	M	5.375% 2/1/2034		5,190,050
5,050	M	Miami-Dade County Spl. Oblig. (Cap. Asset Acquisition) 5% 4/1/2029		5,193,774
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025		5,376,950
5,000	M	Orange County Sch. Brd. COP 5.5% 8/1/2034		5,295,200
1,000	M	Plant City Utility System Rev. 6% 10/1/2015		1,081,720
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029		5,064,900
1,000	M	Tampa Sports Auth. Rev. (Tampa Bay Arena) 5.75% 10/1/2020		1,072,520
				68,180,049
		Georgia-8.2%
		Atlanta Water & Wastewater Revenue:

9,040	M	5.5% 11/1/2019		9,693,411
5,000	M	5.25% 11/1/2034		5,190,450
5,000	M	Augusta Water & Sewer Rev. 5.25% 10/1/2039		5,189,350
2,405	M	De Kalb Private Hosp. Auth. Rev. 5.125% 11/15/2034		2,464,548
		Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
16,350	M	6.25% 7/1/2011		17,137,089
17,000	M	6% 7/1/2013		18,775,310
				58,450,158
		Illinois-10.8%
		Chicago Board of Education Lease Certificates of Participation Series "A":
5,000	M	6% 1/1/2016		5,775,100
35,200	M	6% 1/1/2020		40,248,032
3,000	M	Illinois Development Fin. Auth. Rev. Rockford School 6.65% 2/1/2011		3,144,420
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Rmkt. 5.25% 1/1/2022		5,240,150
5,000	M	Childrens Mem. Hosp. 5.25% 8/15/2033		5,046,900
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030		7,529,620
4,000	M	Regional Transportation Auth. 7.75% 6/1/2019		5,105,240
5,000	M	Springfield Electric Rev. 5% 3/1/2027		5,175,650
				77,265,112
		Indiana-3.6%
7,540	M	Greater Clark Cnty. Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026		8,045,331
8,100	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev. 6.125% 7/1/2029		8,747,757
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025		8,968,411
				25,761,499
		Iowa-.5%
3,435	M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028		3,601,735
		Kentucky-1.2%
5,000	M	Kentucky Eco. Dev. Fin. Auth. (Louisville Arena Proj.) 5.75% 12/1/2028		5,454,950
2,650	M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029		2,766,149
				8,221,099
		Louisiana-.7%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021		5,197,160
		Maine-.7%
5,000	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039		5,261,800
		Massachusetts-2.5%
7,055	M	Boston Water & Sewer Rev. 5.75% 11/1/2013		7,681,978
5,000	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028		5,014,700
5,000	M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034		5,018,000
				17,714,678
		Michigan-5.7%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033		5,994,200
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036		5,438,600
7,815	M	Michigan State Environmental Protection Prog. GO 6.25% 11/1/2012		8,311,331
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025		10,561,100
5,000	M	Michigan State Hosp. Fin. Auth. (Trinity Health) 6.25% 12/1/2028		5,505,000
4,500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022		5,218,020
				41,028,251
		Missouri-2.4%
		Missouri State Health & Educ. Facs. Auth. Revenue:
		BJC Health Systems:
1,000	M	6.75% 5/15/2010		1,007,780
10,000	M	6.75% 5/15/2011		10,688,000
5,000	M	St. Luke's Health 5.5% 11/15/2028		5,284,250
				16,980,030
		Montana-.7%
5,000	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033		5,172,700
		New Jersey-.7%

5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev. 5.625% 6/1/2030		5,238,400
		New Mexico-.7%
5,000	M	Grant Cnty. Dept. of Health (Bayard Proj.) 5.25% 7/1/2031		5,175,500
		New York-9.0%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		26,948,240
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5.75% 7/1/2027		11,780,900
5,000	M	State University 5.875% 5/15/2017		5,745,000
5,000	M	New York State Mtg. Agy. Rev. 5.8% 10/1/2033		5,309,800
5,000	M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021		5,380,050
7,780	M	Port Authority of New York & New Jersey Drivers 7.345% 8/15/2015***		8,866,788
				64,030,778
		North Carolina-1.9%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev. 5.25% 1/15/2034		5,144,950
8,000	M	North Carolina Municipal Pwr. Agency (Catawba Electric) 6% 1/1/2011		8,297,360
				13,442,310
		North Dakota-2.2%
9,695	M	Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
		7.2% 6/30/2013		10,536,623
4,695	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028		4,952,849
				15,489,472
		Ohio-4.1%
5,000	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus) 5.25% 2/15/2026		5,294,050
6,000	M	Jefferson County Jail Construction GO 5.75% 12/1/2019		6,574,860
5,000	M	Ohio State Hospital Facility Health Revenue 5.5% 1/1/2034		5,229,100
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
4,750	M	6.125% 9/1/2028		5,192,938
6,720	M	5.85% 9/1/2033		7,213,181
				29,504,129
		Oklahoma-1.4%
10,000	M	Tulsa Pub. Facs. Auth. Lease Rev. 5.25% 11/15/2036		10,251,800
		Pennsylvania-1.8%
5,000	M	Philadelphia GO 7.125% 7/15/2038		5,641,500
6,660	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		7,179,214
				12,820,714
		Rhode Island-1.0%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025		7,458,990
		Texas-13.2%
14,000	M	Austin Utilities Systems Rev. 6% 11/15/2013		15,182,300
5,000	M	Dallas Cnty. Util. & Reclamation Dist. GO 5.375% 2/15/2029		4,903,850
		Harris County Toll Road Sub. Liens General Obligations Series "A":
11,065	M	6.5% 8/15/2012		12,466,493
7,000	M	6.5% 8/15/2013		8,165,430
5,000	M	Hitchcock Ind. School District GO 5.25% 2/15/2030		5,420,050
		Houston Utilities Systems Revenue:
5,000	M	Util. Sys. Rev. 5.125% 11/15/2032		5,254,350
5,000	M	Wtr. and Swr. Rev. 5% 11/15/2027		5,295,150
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6.25% 12/15/2013		4,455,160
6,035	M	6.25% 12/15/2015		6,842,181
5,000	M	JP Morgan Chase Putters 7.407% 2/1/2030***		5,600,000
10,000	M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028		10,233,500
5,000	M	Tarrant Cnty. Cultural Edl. Facs. Fin. Corp. Rev. 5% 11/15/2029		5,076,050
5,000	M	Waco Ind. School District GO 5.25% 8/15/2030		5,417,000
				94,311,514
		Utah-.2%
1,120	M	Provo Electric System Rev. 10.375% 9/15/2015		1,409,061
		Washington-1.8%
		Washington State Health Care Facs. Auth. Revenue:

5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		5,518,700
7,000	M	Providence Health 5.25% 10/1/2033		7,221,900
				12,740,600
		West Virginia-.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028		4,720,410
		Wisconsin-2.1%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
		6.9% 8/1/2021		15,111,600
Total Value of Municipal Bonds (cost $656,513,002)			99.3%	710,507,269
Other Assets, Less Liabilities			.7	5,321,619
Net Assets			100.0%	$715,828,888

At March 31, 2010, the cost of municipal investments for federal income tax purposes was
$656,513,002. Accumulated net unrealized appreciation on investments was $53,994,267 consisting of $54,252,263 gross unrealized appreciation and $257,996 gross unrealized depreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT FUND II
March 31, 2010

Principal
Amount		Security	Value
		MUNICIPAL BONDS-98.6%
		Alabama-2.5%
$1,000	M	Alabama State University Rev. 5.25% 9/1/2034	$1,056,230
2,500	M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039	2,705,925
1,000	M	Phenix City Water & Sewer Rev. 5% 8/15/2034	1,022,480
			4,784,635
		Alaska-2.4%
1,000	M	Alaska Intl. Airport Rev. Series "B" 5.75% 10/1/2012*	1,112,650
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,438,930
			4,551,580
		Arizona-8.1%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,407,275
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,349,900
1,000	M	Greater Dev. Auth. Infrastructure Rev. 5% 8/1/2029	1,033,850
5,000	M	Phoenix Civic Impt. Corp. Wastewater Sys. Rev. 5% 7/1/2026	5,305,200
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,302,220
			15,398,445
		California-4.0%
1,100	M	Alhambra Sch. District GO 5.25% 8/1/2028	1,167,408
3,090	M	Alum Rock Elem. Sch. District GO 5.25% 8/1/2029	3,264,770
1,000	M	Central Unified School Dist. GO 5.25% 8/1/2024	1,074,570
2,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2039	2,087,980
			7,594,728
		Connecticut-4.0%
		Connecticut State Hlth. & Edl. Facs. Revenue:
5,000	M	5% 7/1/2040	5,292,250
1,000	M	5% 11/15/2040	1,019,850
1,300	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,381,042
			7,693,142
		District of Columbia-1.7%
3,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev.
		5% 10/1/2029	3,145,650
		Florida-6.9%
		Broward County Sch. Brd. Certificates of Participation:
1,000	M	5.125% 7/1/2026	1,051,430
1,000	M	5.25% 7/1/2027	1,055,390
1,000	M	Columbia Cnty. Sch. Brd. COP 5% 7/1/2027	1,014,500
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,911,406
5,000	M	Miami-Dade Cnty. Aviation Rev. 5.375% 10/1/2035	5,070,100
1,000	M	Panama City Beach Utility Rev. 5% 6/1/2030	1,031,090
			13,133,916
		Georgia-5.3%
2,500	M	Atlanta Wtr. & Wastewater Rev. 5.25% 11/1/2034	2,595,225
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,601,670
1,550	M	Cobb County Hosp. Auth. Rev. (Kennestone Hosp.) 5.25% 4/1/2037	1,607,939
1,000	M	Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
		5.125% 12/1/2021	1,007,210
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038	2,206,540
1,000	M	Savannah Economic Dev. Auth. Rev. 5% 6/15/2039	1,014,670
			10,033,254
		Hawaii-.5%
1,000	M	Hawaii State Arpts. Sys. Rev. 5% 7/1/2039 (when-issued)	987,800

		Illinois-.6%
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,199,470
		Indiana-5.5%
1,030	M	Baugo School Bldg. Corp. 5.5% 1/15/2012*	1,114,892
3,000	M	Indiana State Fin. Auth. Rev. 5.25% 12/1/2038	3,061,350
1,000	M	Indianapolis Thermal Energy Sys. Rev. 5% 10/1/2029	1,014,350
1,105	M	Merrillville Multi-School Building Corp. GO 5.5% 1/15/2012*	1,196,693
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028	1,604,850
1,000	M	5.25% 7/15/2029	1,062,720
1,250	M	Zionsville Community Schools Bldg. Corp. GO 5.75% 1/15/2012*	1,359,262
			10,414,117
		Kentucky-2.3%
2,880	M	Kentucky State Mun. Pwr. Agy. Rev. (Prairie St. Proj.) 5.25% 9/1/2026	3,003,754
1,310	M	Paducah Elec. Plant Brd. Rev. 5.25% 10/1/2035	1,361,404
			4,365,158
		Louisiana-4.3%
		Louisiana Loc. Govt. Env. Facs. & Cmnty. Dev. Auth. Revenue:
1,845	M	5.25% 10/1/2021	1,845,129
1,000	M	5% 2/1/2029	1,035,300
1,500	M	Louisiana St. Citizens Ppty. Rev. 6.125% 6/1/2025	1,660,515
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,129,030
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029	2,436,611
			8,106,585
		Massachusetts-3.6%
1,500	M	Massachusetts State GO 5.25% 8/1/2022	1,740,285
5,000	M	Massachusetts State Hlth. & Edl. Facs. Auth. Rev. 5% 7/1/2034	5,018,000
			6,758,285
		Michigan-3.2%
3,000	M	Detroit Distributable St. Aid GO 5% 11/1/2030	2,977,020
1,250	M	Ferris State University Rev. 5% 10/1/2028	1,303,612
1,900	M	Michigan Mun. Bd. Auth. Rev. (Loc. Govt. Ln. Prog.) 5% 5/1/2023	1,787,938
			6,068,570
		Mississippi-2.6%
		Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029	2,817,819
2,000	M	5.625% 7/1/2039	2,099,060
			4,916,879
		Missouri-.7%
310	M	Springfield Pub. Bldg. Corp. Leasehold Rev. (Springfield Rec. Proj.) Series "B"
		5.85% 6/1/2010*	312,802
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030	1,059,710
			1,372,512
		New Hampshire-.5%
1,000	M	Manchester Arpt. Rev. 5.125% 1/1/2030	1,010,810
		New Jersey-3.4%
1,000	M	New Jersey Edl. Facs. Auth. Rev. 5.375% 7/1/2038	1,060,380
1,000	M	New Jersey Health Care Facs. Fing. Auth. Rev. 5.25% 1/1/2031	1,035,960
4,000	M	New Jersey State Trans. Auth. Trust Fd. Rev. 5.5% 12/15/2038	4,348,240
			6,444,580
		New York-.6%
		Camden Central School District General Obligations:
725	M	5.5% 3/15/2016	787,408
250	M	5.5% 3/15/2017	271,977
			1,059,385
		North Carolina-4.0%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Rev. 5.25% 1/15/2034	1,028,990
2,310	M	Nash Cnty. Ltd. Oblig. Rev. 5% 10/1/2030	2,399,928
1,000	M	New Hanover Cnty. Hosp. Rev. 5.125% 10/1/2031	1,025,330
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,194,820
			7,649,068
		Ohio-3.0%

2,000	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus) 5% 2/15//2024	2,100,760
1,500	M	Franklin Cnty. Hosp. Rev. 5% 11/1/2034	1,505,610
1,500	M	Ohio State Bldg. Auth. State Facs. 5.5% 4/1/2012*	1,638,180
450	M	Youngstown GO 6% 12/1/2010*	471,604
			5,716,154
		Oregon-2.6%
5,000	M	Medford Hosp. Facs. Auth. Rev. 5% 8/15/2040	5,002,900
		Pennsylvania-4.8%
2,500	M	Beaver Cnty. GO 5.55% 11/15/2031	2,675,650
1,000	M	Pennsylvania State Higher Edl. Fac. Rev. 5% 5/15/2031	999,940
1,000	M	State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5.25% 6/1/2013*	1,123,630
		West Mifflin Area School Dist. General Obligations:
2,910	M	5.375% 4/1/2027	3,160,987
1,000	M	5.375% 4/1/2028	1,081,040
			9,041,247
		Puerto Rico-.4%
805	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs. 6.25% 7/1/2016	808,783
		Rhode Island-3.6%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
		Pub. Schs. Fing. Program:
3,250	M	5.25% 5/15/2029	3,347,142
2,000	M	5% 5/15/2034	2,017,380
1,415	M	University of Rhode Island 5.25% 9/15/2029	1,490,391
			6,854,913
		South Carolina-3.3%
1,000	M	Anderson Water & Swr. System Rev. 5% 7/1/2034	1,035,130
5,000	M	Spartanburg Wtrwks. Rev. 5% 6/1/2035	5,174,400
			6,209,530
		South Dakota-.8%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028	1,582,590
		Tennessee-.5%
1,000	M	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev. 5% 10/1/2023	1,006,121
		Texas-10.2%
2,495	M	Allen Indpt. School District GO 5% 2/15/2034	2,602,935
		Harris Cnty. Cultural Ed. Facs. Fin. Corp. Revenue:
3,500	M	5% 10/1/2029	3,568,950
1,750	M	5.25% 10/1/2029	1,809,518
5,000	M	Harris Cnty. Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,140,751
1,250	M	Parker Cnty. GO 5% 2/15/2029	1,311,088
5,000	M	Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev. 5% 11/15/2029	5,076,051
			19,509,293
		Washington-2.7%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033	5,158,500
Total Value of Municipal Bonds (cost $177,971,820)			187,578,600
		SHORT-TERM TAX EXEMPT INVESTMENTS-.5%
1,000	M	Valdez Alaska Marine Term. Rev.
		Adjustable Rate Note .32%** (cost $1,000,000)	1,000,000
Total Value of Municipal Investments (cost $178,971,820)		99.1%	188,578,600
Excess of Liabilities Over Other Assets		.9	1,709,485
Net Assets		100.0%	$190,288,085

At March 31, 2010, the cost of municipal investments for federal income tax purposes was
$178,994,465. Accumulated net unrealized appreciation on investments was $9,584,135, consisting of $9,789,061 gross unrealized appreciation and $204,926 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
March 31, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.2%
		Certificates of Participation-18.3%
$500	M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012		$561,840
1,000	M	El Dorado Irrigation District 6.25% 8/1/2029		1,076,890
750	M	Los Angeles Real Property Prog. 5.3% 4/1/2022		779,498
1,000	M	Mojave Water Agency 5.5% 6/1/2029		1,049,840
500	M	Val Verde Unified School District 5% 3/1/2029		495,750
1,000	M	West Contra Costa Healthcare 5.375% 7/1/2024		1,025,270
500	M	Western Placer Unified School District 5.25% 8/1/2030		502,525
				5,491,613
		General Obligations-31.6%
1,000	M	Alhambra Unified School District 5.25% 8/01/2028		1,061,280
1,000	M	Chico Unified School District 5% 8/1/2026		1,006,030
1,000	M	College of the Sequoias 5.25% 8/1/2029		1,056,580
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029		1,038,740
650	M	Jefferson Unified High Sch. District (San Mateo Cnty.) 6.25% 2/1/2016		732,686
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029		1,053,550
750	M	Natomas Unified School District 5.95% 9/1/2021		851,910
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2028		1,165,600
1,000	M	Santa Ana Unified School District 5.25% 8/1/2026		1,060,130
424	M	Walnut Valley School District 7.2% 2/1/2016		471,747
				9,498,253
		Health Care-10.7%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	6.5% 10/1/2033		1,133,930
1,000	M	5.5% 10/1/2039		1,042,830
1,000	M	California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph's)
		5.125% 7/1/2024		1,027,340
				3,204,100
		Housing-3.3%
1,000	M	California Hsg. Fin. Agy. Rev. 5.2% 8/1/2028		1,006,960
		Transportation-7.0%
1,000	M	Los Angeles Airport Rev. 5% 5/15/2032 (when-issued)		1,029,580
1,000	M	San Francisco City & Cnty. Airport Rev. 5.25% 5/1/2025		1,077,700
				2,107,280
		Utilities-6.2%
750	M	South Gate Public Fing. Auth. Wtr. Rev. Series "A" 6% 10/1/2012		791,715
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029		1,067,870
				1,859,585
		Other Revenue-22.1%
1,000	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		1,090,470
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028		1,077,170
1,000	M	Palm Springs Fing. Auth. Lease Rev. Series "A" (Convention Ctr. Proj.)
		5.25% 11/1/2020		1,061,020
1,000	M	Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5.25% 8/1/2020		1,005,320
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028		552,455
1,000	M	Sacramento Cnty. Airport Sys. Rev. 5.5% 7/1/2034		1,054,110
700	M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015		812,098
				6,652,643

Total Value of Municipal Bonds (cost $28,243,025)				29,820,434
		SHORT-TERM TAX EXEMPT INVESTMENTS-1.5%
450	M	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.
		Adjustable Rate Note .28%** (cost $450,000)		450,000
Total Value of Municipal Investments (cost $28,693,025)			100.7%	30,270,434
Excess of Liabilities Over Other Assets			(.7)	(220,564)
Net Assets			100.0%	$30,049,870

At March 31, 2010, the cost of municipal investments for federal income tax purposes was
$28,693,025. Accumulated net unrealized appreciation on investments was $1,577,409, consisting of $1,591,029 gross unrealized appreciation and $13,620 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
March 31, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-100.0%
		Education-28.3%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$500	M	Fairfield University 5% 7/1/2035		$507,580
1,000	M	Loomis Chafee School 5% 7/1/2030		1,035,470
		Quinnipiac University:
1,000	M	5% 7/1/2025		1,041,770
1,000	M	5.75% 7/1/2033		1,088,870
1,000	M	Renbrook School 5% 7/1/2030		987,390
1,000	M	Salisbury School 5% 7/1/2028		1,060,240
1,035	M	Trinity College Series "H" 5% 7/1/2019		1,128,978
1,000	M	Westminster School 5% 7/1/2037		1,022,500
1,000	M	Yale University 4.85% 7/1/2037		1,027,920
		University of Connecticut:
600	M	Student Fees Rev. 5.25% 11/15/2021		630,060
1,000	M	University Rev. 4.75% 2/15/2029		1,042,220
				10,572,998
		General Obligations-23.1%
1,000	M	Bridgeport 5% 12/1/2023		1,058,620
690	M	Connecticut State Series "E" 6% 3/15/2012		757,379
1,000	M	Glastonbury 5% 6/15/2021		1,097,160
1,000	M	Hartford 5% 8/15/2028		1,059,020
		New Britain:
430	M	6% 3/1/2012		460,517
1,000	M	4.75% 4/1/2028		1,129,340
2,300	M	New Haven 5% 3/1/2026		2,451,455
580	M	Stratford 5% 12/15/2023		611,320
				8,624,811
		Health Care-16.8%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Ascension Health Senior Center 5% 11/15/2040		1,019,850
260	M	Bridgeport Hospital 6.5% 7/1/2012		260,705
		Child Care Facilities Program:
400	M	5.5% 7/1/2019		402,772
1,000	M	6% 7/1/2038		1,089,400
1,250	M	Children's Medical Center Series "B" 5% 7/1/2021		1,225,675
205	M	Village Families & Children Series "A" 5% 7/1/2017		205,838
1,000	M	William W. Backus Hospital 5% 7/1/2025		1,034,770
500	M	Yale-New Haven Hospital 5% 7/1/2026		509,635
500	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6.25% 7/1/2016		502,350
				6,250,995
		Housing-6.4%
		Connecticut State Housing Finance Authority:
500	M	Group Home Mtg. 5.85% 6/15/2030		506,540
1,750	M	Next Steps 7, 5% 6/15/2024		1,876,735
				2,383,275
		Transportation-6.5%
		Connecticut State Special Tax Obligation Revenue:

250	M	Fuel Tax & Transit Rev. 6.125% 9/1/2012		266,465
		Transportation Infrastructure:
1,000	M	5% 11/1/2025		1,087,690
1,000	M	5% 8/1/2027		1,066,560
				2,420,715
		Utilities-10.3%
1,225	M	Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035		1,238,083
		Puerto Rico Commonwealth Aqueduct & Swr. Auth. Revenue:
1,000	M	5% 7/1/2025		1,036,170
500	M	5% 7/1/2028		511,155
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029		1,066,520
				3,851,928
		Other Revenue-8.6%
1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034		1,086,330
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		522,760
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,599,105
				3,208,195
Total Value of Municipal Bonds (cost $35,659,474)			100.0%	37,312,917
Excess of Liabilities Over Other Assets			-	(12,177)
Net Assets			100.0%	$37,300,740

At March 31, 2010, the cost of municipal investments for federal income tax purposes was
$35,659,474. Accumulated net unrealized appreciation on investments was $1,653,443, consisting of $1,756,163 gross unrealized appreciation and $102,720 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
March 31, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.2%
		Education-26.5%
		Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue:
$1,000	M	6% 1/1/2028		$1,059,700
1,000	M	5.3% 1/1/2030		1,005,210
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston College 5% 7/1/2038		1,030,570
750	M	Boston University 5.6% 10/1/2035		789,495
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Harvard University 5.5% 11/15/2036		1,112,670
1,000	M	Lesley University 5% 7/1/2029		1,037,420
800	M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014		930,712
				6,965,777
		General Obligations-17.7%
		Massachusetts State:
1,000	M	5.5% 8/1/2030		1,176,520
500	M	.758% 5/1/2037**		365,750
1,000	M	Quaboag Regional School District 5.5% 6/1/2017		1,017,560
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033		1,034,420
1,000	M	Worcester 5.5% 8/15/2017		1,040,220
				4,634,470
		Health Care-18.7%
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
500	M	Cape Cod Health Care 5.125% 11/15/2035		495,390
1,000	M	Caregroup 5.375% 2/1/2027		990,640
1,000	M	Childrens Hospital 5.25% 12/1/2039		1,024,300
1,000	M	Harvard Pilgrim Health Care 5.25% 7/1/2013		1,006,350
360	M	Massachusetts General Hospital Series "F" 6.25% 7/1/2012		375,005
1,000	M	Partners Healthcare System 5% 7/1/2034		1,003,600
				4,895,285
		Housing-8.0%
		Massachusetts State Hsg. Fin. Agy. Revenue:
1,000	M	5.8% 12/1/2028		1,061,410
1,000	M	5.35% 12/1/2033		1,027,880
				2,089,290
		Transportation-4.1%
1,000	M	Massachusetts Bay Trans. Auth. Assessment Rev. 5% 7/1/2028		1,079,470
		Utilities-15.0%
695	M	Boston Water & Sewer Commission Rev. 5.75% 11/1/2013		756,764
1,000	M	Holyoke Gas & Electric Dept. Rev. 5.375% 12/1/2018		1,028,450
1,000	M	Puerto Rico Elec. Pwr. Auth. Rev. 5.25% 7/1/2029		1,039,410
1,000	M	Springfield Water & Sewer Commn. Rev. 5.75% 10/15/2025		1,125,670
				3,950,294
		Other Revenue-8.2%
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025		1,088,930
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,066,070
				2,155,000
Total Value of Municipal Bonds (cost $24,457,870)				25,769,586
		SHORT-TERM TAX EXEMPT INVESTMENTS-.7%

200	M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev.
		Adjustable Rate Note .27%** (cost $200,000)		200,000
Total Value of Municipal Investments (cost $24,657,870)			98.9%	25,969,586
Other Assets, Less Liabilities			1.1	280,894
Net Assets			100.0%	$26,250,480

At March 31, 2010, the cost of municipal investments for federal income tax purposes was
$24,657,870. Accumulated net unrealized appreciation on investments was $1,311,716, consisting of $1,473,017 gross unrealized appreciation and $161,301 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
March 31, 2010

Principal
Amount		Security	Value
		MUNICIPAL BONDS-98.7%
		Education-3.7%
$1,000	M	Ferris State University Revenue 5% 10/1/2028	$1,042,890
		General Obligations-32.6%
1,000	M	Eaton Rapids Public Schools 5.25% 5/1/2022	1,065,670
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,060,230
660	M	Gull Lake Community School District Zero Coupon 5/1/2013	578,180
1,000	M	Jenison Public School District 5.5% 5/1/2018	1,073,900
1,000	M	Marysville Public School District Bldg. & Site 5% 5/1/2028	1,031,840
1,000	M	Michigan State Series "A" 5% 11/1/2022	1,058,750
1,000	M	Montrose Township School District 6.2% 5/1/2017	1,161,790
1,000	M	Troy City School District 5% 5/1/2026	1,035,460
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,035,310
			9,101,130
		Health Care-14.9%
1,000	M	Kalamazoo Hosp. Fin. Auth. Rev. (Bronson Hosp.)
		5% 5/15/2026	1,014,610
		Michigan State Hospital Fin. Auth. Revenue:
1,000	M	Ascension Health Senior Center 5% 11/15/2025	1,033,120
1,000	M	Trinity Health 6.25% 12/1/2028	1,101,000
1,000	M	Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5.625% 7/1/2013	1,006,400
			4,155,130
		Housing-3.8%
1,000	M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028	1,046,970
		Transportation-3.8%
1,000	M	Michigan State Grant Anticipation Rev. 5.25% 9/15/2024	1,060,030
		Utilities-30.6%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033	1,198,840
		Detroit Water Supply System Revenue:
1,275	M	6.5% 7/1/2015	1,474,104
1,000	M	5.5% 7/1/2027	1,058,320
1,000	M	Grand Rapids Water Supply 5% 1/1/2029	1,043,860
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,073,080
1,000	M	Michigan State Strategic Fund (Detroit Edison Co.) 6.95% 5/1/2011	1,054,420
500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	579,780
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2028	1,048,210
			8,530,614
		Other Revenue-9.3%
500	M	Detroit Distributable State Aid 5% 11/1/2030	496,170
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,053,820
1,000	M	Puerto Rico Sales Tax Financing 5.375% 8/1/2039	1,028,000
			2,577,990
Total Value of Municipal Bonds (cost $25,984,108)		98.7%	27,514,754
Other Assets, Less Liabilities		1.3	376,222
Net Assets		100.0%	$27,890,976

At March 31, 2010, the cost of municipal investments for federal income tax purposes was
$25,984,108. Accumulated net unrealized appreciation on investments was $1,530,646, consisting of $1,538,533 gross unrealized appreciation and $7,887 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
March 31, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-101.4%
		Certificates of Participation-1.2%
$250	M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029		$261,520
		Education-9.3%
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028		527,890
		University of St. Thomas:
500	M	5.25% 4/1/2039		510,860
500	M	5% 10/1/2039		505,275
400	M	University of Minnesota 5.75% 7/1/2017		470,176
				2,014,201
		General Obligations-39.9%
500	M	Crow Wing County Jail Series "B" 5% 2/1/2021		529,385
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026		530,845
200	M	Delano Ind. School District #879, 5.6% 2/1/2015		207,618
325	M	Eagan Recreational Facilities Series "A" 5% 2/1/2015		346,564
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026		764,421
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024		546,060
500	M	Hennepin County Series "D" 5% 12/1/2025		544,725
1,000	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024		1,087,670
260	M	Mahtomedi Ind. School District #832, 5% 2/1/2017		276,697
1,000	M	Minneapolis Special School District #1, 5% 2/1/2020		1,078,080
500	M	Minnesota State 5% 6/1/2022		558,760
250	M	Minnesota State Highway 5% 8/1/2026		272,117
750	M	New Brighton Series "A" 5% 2/1/2032		787,778
500	M	Scott County 5% 12/1/2023		546,755
500	M	St. Louis County 5% 12/1/2023		549,570
				8,627,045
		Health Care-22.6%
		Minneapolis Health Care Sys. Rev. (Fairview Health Services):
500	M	5.5% 5/15/2017		519,480
500	M	6.5% 11/15/2038		559,405
500	M	Minneapolis & St. Paul Hsg. Childrens Hosp. 5% 8/15/2034		502,785
750	M	Minnesota St. Agric. & Econ. Dev. Health Care 5% 2/15/2030		755,775
500	M	Rochester Health Care Facs. Mayo Clinic 5% 11/15/2038 (when-issued)		511,540
		St. Cloud Health Care Revenue:
		Centracare Health System Project:
250	M	5.125% 5/1/2030		247,977
500	M	5.375% 5/1/2031		517,965
500	M	St. Cloud Hospital 5.8% 5/1/2016		506,620
750	M	St. Paul Hsg. & Redev. Auth. (Allina Health Sys.) 5.25% 11/15/2029		755,025
				4,876,572
		Housing-6.5%
		Minnesota State Housing Finance Agency:
250	M	Multi-Family Hsg. 5.05% 7/1/2034		253,115
705	M	Single-Family Hsg. Rev. 5.9% 7/1/2028		737,219
400	M	Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
		5.9% 10/20/2019		407,396
				1,397,730
		Transportation-2.3%
500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Rev. 5% 1/1/2028		504,175
		Utilities-11.2%
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021		535,415
500	M	5% 1/1/2026		522,495
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2030		525,365
		Western Minnesota Municipal Power Agency:
325	M	5.5% 1/1/2011		326,290
500	M	5.5% 1/1/2015		515,725
				2,425,290
		Other Revenue-8.4%
700	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		728,427
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,079,300
				1,807,727
Total Value of Municipal Bonds (cost $20,859,164)			101.4%	$21,914,260
Excess of Liabilities Over Other Assets			(1.4)	(304,618)
Net Assets			100.0%	$21,609,642

At March 31, 2010, the cost of municipal investments for federal income tax purposes was
$20,859,164. Accumulated net unrealized appreciation on investments was $1,055,096 consisting of $1,055,184 gross unrealized appreciation and $88 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
March 31, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.8%
		Certificates of Participation-3.8%
		New Jersey State Equip. Lease Purchase Revenue:
$1,000	M	5.25% 6/15/2027		$1,045,970
1,000	M	5.25% 6/15/2028		1,040,650
				2,086,620
		Education-14.8%
		New Jersey Economic Dev. Auth. Revenue:
1,000	M	5.5% 9/1/2025		1,132,990
1,000	M	5.5% 12/15/2029		1,084,030
		New Jersey Educational Facilities Auth. Revenue:
1,000	M	College of New Jersey 5% 7/1/2035		1,031,290
1,000	M	New Jersey City Univ. Series "E" 5% 7/1/2028		1,045,650
		Rowan University:
1,000	M	5% 7/1/2025		1,067,810
1,000	M	5% 7/1/2026		1,063,120
		New Jersey State Higher Education Assistance Auth. Loan Revenue:
1,000	M	5.625% 6/1/2030		1,047,680
575	M	5.4% 12/1/2037		579,692
				8,052,262
		General Obligations-9.8%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015		2,115,838
1,000	M	Bayonne 5.25% 7/1/2027		1,067,080
1,000	M	Jersey City 5% 1/15/2026		1,073,430
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028		1,048,240
				5,304,588
		Health Care-15.1%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
1,500	M	General Hospital Center at Passaic 6% 7/1/2014		1,699,545
2,000	M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031		2,071,920
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028		1,006,190
1,000	M	5.75% 10/1/2031		1,063,170
1,000	M	Meridian Health System Oblig. Group 5.625% 7/1/2014		1,006,160
300	M	Riverview Medical Center 6.25% 7/1/2011		321,054
1,000	M	Virtua Health 5.5% 7/1/2038		1,053,240
				8,221,279
		Housing-10.9%
		New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
2,485	M	Mtg. Rev. 6.375% 10/1/2028		2,750,994
895	M	Multi-Family Hsg. 6.05% 11/1/2017		896,548
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2038		2,265,540
				5,913,082
		Transportation-7.9%
		New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020		1,130,640
1,000	M	5.5% 12/15/2038		1,087,060
1,000	M	New Jersey St. Turnpike Auth. Rev. 5% 1/1/2031		1,038,240

1,000	M	Port Authority of New York & New Jersey 5% 10/15/2035		1,052,680
				4,308,620
		Utilities-4.2%
1,250	M	Passaic Valley Sewer Comm. Series "E" 5.625% 12/1/2018		1,259,675
1,000	M	Puerto Rico Elec. Pwr. Auth. Rev. 5.25% 7/1/2040 (when-issued)		992,420
				2,252,095
		Other Revenue-32.3%
2,500	M	Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
		7.4% 7/1/2016		3,002,925
1,000	M	Cape May County Bridge Commission 5% 6/1/2032		1,038,680
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		2,006,125
1,500	M	Cumberland County Impt. Auth. Rev. 5.125% 1/1/2025		1,619,115
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027		1,135,910
1,000	M	Garden St. Preservation Tr. Open Space & Farmland		1,220,460
		5.75% 11/1/2028
1,000	M	Hudson County Impt. Auth. Lease Rev. 5% 4/1/2027		1,063,670
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034		1,057,320
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025		1,102,210
1,000	M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027		1,096,660
2,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		2,132,140
1,000	M	Salem County Impt. Auth. Rev. 5.25% 8/15/2032		1,061,830
				17,537,045
Total Value of Municipal Bonds (cost $49,888,070)				53,675,591
		SHORT-TERM TAX EXEMPT INVESTMENTS-2.0%
1,100	M	Rutgers State University
		Adjustable Rate Note .27% (cot $1,100,000)		1,100,000
Total Value of Municipal Investments (cost $50,988,070)			100.8%	54,775,591
Excess of Liabilities Over Other Assets			(.8)	(416,533)
Net Assets			100.0%	$54,359,058

At March 31, 2010, the cost of municipal investments for federal income tax purposes was
$50,988,070. Accumulated net unrealized appreciation on investments was $3,787,521, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
March 31, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.5%
		Education-25.4%
$500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032		$529,275
		New York State Dormitory Authority Revenue:
		Barnard College:
1,000	M	5% 7/1/2024		1,046,310
2,000	M	5% 7/1/2025		2,085,020
		City University:
3,955	M	5.75% 7/1/2013		4,202,534
3,000	M	6% 7/1/2020		3,478,350
2,350	M	Colgate University 6% 7/1/2021		2,756,903
2,000	M	Cornell University 5% 7/1/2029		2,158,860
1,000	M	Master Boces Program 5% 8/15/2028		1,040,170
		New York University:
1,610	M	6% 7/1/2018		1,903,117
2,000	M	5% 7/1/2034		2,096,440
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026		2,708,100
3,000	M	5.75% 3/15/2036		3,384,630
1,200	M	Pratt Institute 5% 7/1/2034		1,235,748
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031		1,041,450
3,400	M	Croton Hudson 5.625% 10/1/2029		3,676,658
1,000	M	Williamsville 5.25% 4/1/2021		1,077,880
		Special Act School Districts Program:
1,375	M	6% 7/1/2012		1,394,140
1,460	M	6% 7/1/2013		1,480,323
1,500	M	State University 5.25% 5/15/2021		1,657,005
				38,952,913
		General Obligations-15.6%
		Buffalo:
		School District Series "B":
1,000	M	5.375% 11/15/2016		1,055,360
2,000	M	5.375% 11/15/2017		2,100,060
2,500	M	5.375% 11/15/2019		2,709,775
1,000	M	School District Series "D" 5.5% 12/15/2015		1,046,170
1,000	M	Monroe County 5% 6/1/2029		1,027,320
4,465	M	Nassau County 5% 10/1/2029		4,771,299
2,000	M	New York City Series "E" 5.75% 8/1/2018		2,104,700
1,540	M	Niagara Falls Public Improvement 7.5% 3/1/2015		1,853,683
1,395	M	North Syracuse Central School Dist. Series "A" 5% 6/15/2018		1,501,076
1,000	M	Puerto Rico Commonwealth 5.25% 7/1/2030		1,033,970
1,000	M	Red Hook Central School Dist. 5.125% 6/15/2017		1,076,950
		Yonkers Series "A":
1,000	M	5.125% 7/1/2016		1,031,310
1,110	M	5.25% 7/1/2017		1,141,069
1,480	M	5.25% 7/1/2018		1,514,854
				23,967,596
		Health Care-3.2%

		New York State Dormitory Authority Revenue:
1,000	M	Mental Health Services 5% 2/15/2033		1,039,460
2,000	M	New York-Presbyterian Hospital 5.25% 2/15/2024		2,086,880
500	M	NYSARC 6% 7/1/2036		530,915
1,220	M	United Cerebral Palsy 5.125% 7/1/2021		1,230,065
				4,887,320
		Housing-4.0%
1,000	M	New York City Hsg. Dev. Corp. Cap. Funding Prog. 5% 7/1/2025		1,038,230
500	M	New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011		502,155
		New York State Mtg. Agy. Mtg. Revenue:
1,750	M	5.5% 10/1/2028		1,847,177
2,500	M	6.5% 10/1/2028		2,784,550
				6,172,112
		Transportation-16.8%
		Metropolitan Transit Authority of New York:
1,000	M	Dedicated Tax Rev. 5% 11/15/2031		1,031,780
5,000	M	Highway Rev. Tolls 5.25% 11/15/2022		5,279,550
2,500	M	Transit Rev. 5% 11/15/2020		2,593,600
		New York State Thruway Authority:
5,000	M	General Revenue 5% 1/1/2026		5,203,100
3,110	M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027		3,295,423
5,000	M	Port Authority of New York & New Jersey 5% 8/15/2029		5,293,350
2,870	M	Triborough Bridge & Tunnel Auth. Series "Y" 6% 1/1/2012		3,052,589
				25,749,392
		Utilities-17.8%
5,000	M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033		5,466,700
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028		3,320,040
		New York City Municipal Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,368,530
1,150	M	4.75% 6/15/2030		1,170,999
1,000	M	5% 6/15/2035		1,043,410
5,000	M	Puerto Rico Electric Power Auth. Rev. 5.75% 7/1/2036 (when-issued)		5,318,100
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		5,964,150
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,704,930
				27,356,859
		Other Revenue-16.7%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026		5,473,600
5,000	M	JPMorgan Chase Putters 7.418% 12/15/2024***		5,607,700
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029		1,387,650
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,151,430
		New York State Dorm. Auth. Revenue:
5,520	M	Albany Public Library 5% 7/1/2030		5,498,693
2,500	M	Court Facs. Lease 5.5% 5/15/2027		2,764,475
610	M	Judicial Facs. Lease 7.375% 7/1/2016		725,253
2,000	M	New York State Urban Corp. Dev. Corp. Rev.
		Personal Income Tax 5% 12/15/2027		2,136,860
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5% 8/1/2040		1,003,790
				25,749,451
Total Value of Municipal Bonds (cost $142,634,238)				152,835,643
		SHORT-TERM TAX EXEMPT INVESTMENTS-2.7%
4,175	M	New York City GO
		Adjustable Rate Note .29%** (cost $4,175,000)		4,175,000
Total Value of Municipal Investments (cost $146,809,238)			102.2%	157,010,643
Excess of Liabilities Over Other Assets			(2.2)	(3,424,391)
Net Assets			100.0%	$153,586,252

At March 31, 2010, the cost of municipal investments for federal income tax purposes was
$146,809,238. Accumulated net unrealized appreciation on investments was $10,201,405, consisting of $10,208,774 gross unrealized appreciation and $7,369 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
March 31, 2010

Principal
Amount		Security	Value
		MUNICIPAL BONDS-98.9%
		Certificates of Participation-29.5%
		Cabarrus County:
$1,000	M	5.25% 6/1/2027	$1,079,070
1,000	M	5% 1/1/2029	1,052,020
400	M	Carteret County 5.625% 6/1/2020	406,836
1,000	M	Charlotte 5% 6/1/2029	1,057,950
1,000	M	Durham County 5% 6/1/2027	1,064,210
		Harnett County:
500	M	5.125% 12/1/2023	523,665
500	M	5% 6/1/2027	527,420
1,000	M	Monroe 5.5% 3/1/2034	1,047,290
1,000	M	Salisbury 5.625% 3/1/2026	1,094,910
			7,853,371
		Education-4.0%
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,075,190
		General Obligations-5.3%
220	M	Laurinburg Sanitation Swr. 5.3% 6/1/2012	224,114
1,000	M	Lincoln County 5.5% 6/1/2027	1,198,350
			1,422,464
		Health Care-15.6%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. 5.25% 1/15/2034	1,028,990
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,045,860
1,000	M	New Hanover Regional Medical Center 5% 10/1/2027	1,026,090
1,000	M	North Carolina Medical Care Community Health Care Facility Rev.
		Wakemed 5.625% 6/1/2027	1,043,300
			4,144,240
		Transportation-8.4%
		Charlotte Airport Revenue:
100	M	5.25% 7/1/2023	105,897
1,000	M	5.5% 7/1/2034	1,060,230
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,069,360
			2,235,487
		Utilities-26.1%
1,000	M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2022	1,088,550
1,000	M	Cape Fear Pub. Util. Water & Sewer Sys. Rev. 5% 8/1/2035	1,051,040
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027	1,063,540
1,000	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019	1,113,850
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034	1,086,530
500	M	Puerto Rico Aqueduct & Sewer Auth. Rev. 5% 7/1/2028	511,155
1,000	M	Winston-Salem Water & Sewer Sys. Rev. 5% 6/1/2039	1,056,780
			6,971,445
		Other Revenue-10.0%
1,000	M	North Carolina St. Cap. Impt. 5% 5/1/2028	1,082,230
500	M	Pitt County Ltd. Obligation Rev. 5% 4/1/2034	513,870
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,066,070
			2,662,170
Total Value of Municipal Bonds (cost $24,716,616)		98.9%	26,364,367

Other Assets, Less Liabilities		1.1	291,485
Net Assets		100.0%	$26,655,852

At March 3, 2010, the cost of municipal investments for federal income tax purposes was
$24,716,616. Accumulated net unrealized appreciation on investments was $1,647,751, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
March 31, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.7%
		Education-13.1%
$ 1,000	M	Cincinnati State Tech. & Cmnty. College Gen. Receipts
		5.25% 10/1/2020		$1,023,230
1,000	M	Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022		1,030,330
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029		1,047,500
				3,101,060
		General Obligations-50.0%
1,000	M	Adams County Valley Local School District 7% 12/1/2015		1,145,130
500	M	Avon Local School District 6.5% 12/1/2015		599,425
1,000	M	Beavercreek County School District 5% 12/1/2029		1,058,730
1,000	M	Beavercreek Local School District 6.6% 12/1/2015		1,168,890
1,000	M	Cleveland Municipal School District 5.25% 12/1/2023		1,053,050
1,000	M	Franklin County 5% 12/1/2031		1,065,070
1,000	M	Greene County 5.25% 12/1/2030		1,057,410
655	M	Jefferson County Jail Construction 5.75% 12/1/2019		717,756
1,000	M	Ohio State Series "A" 5.375% 9/1/2028		1,100,670
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028		447,816
250	M	6.125% 12/1/2033		276,790
1,000	M	St. Marys City School District 5% 12/1/2025		1,060,520
1,000	M	Wapakoneta City School District 5% 12/1/2025		1,070,539
				11,821,796
		Health Care-18.4%
1,000	M	Franklin County Hosp. Rev. 5% 11/1/2034		1,003,740
250	M	Lorain County Hosp. Rev. (Catholic Healthcare Partners)
		5.5% 9/1/2011		250,847
1,000	M	Montgomery County Rev. 5.5% 5/1/2034		1,051,000
1,000	M	Ohio State Higher Edl. Fac. Rev. (Cleveland Clinic)
		5.25% 1/1/2033		1,032,680
1,000	M	Ross County Hosp. Rev. (Adena Heath Systems) 5.25% 12/1/2038		1,011,730
				4,349,997
		Housing-8.3%
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
1,000	M	6.125% 9/1/2028		1,093,250
835	M	5.45% 9/1/2033		863,140
				1,956,390
		Utilities-4.4%
500	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus)
		5.375% 2/15/2028		530,935
500	M	Mahoning Valley Sanitary District Water Rev. 5.75% 11/15/2018		506,840
				1,037,775
		Other Revenue-4.5%
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,066,070
Total Value of Municipal Bonds (cost $21,909,140)			98.7%	23,333,088
Other Assets, Less Liabilities			1.3	318,866
Net Assets			100.0%	$23,651,954

At March 31, 2010, the cost of municipal investments for federal income tax purposes was
$21,909,140. Accumulated net unrealized appreciation on investments was $1,423,948, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
March 31, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.8%
		Certificates of Participation-3.9%
		Oregon State Dept. of Administrative Services:
$500	M	5.25% 5/1/2017		$529,135
1,000	M	5% 5/1/2026		1,063,480
				1,592,615
		General Obligations-52.5%
		Beaverton School District #48J:
750	M	5% 6/1/2031		803,767
1,500	M	5.125% 6/1/2036		1,600,695
1,000	M	Chemeketa Community College Dist. 5% 6/15/2025		1,091,960
1,000	M	Clackamas Community College Dist. 5% 5/1/2024		1,063,650
1,000	M	Clackamas County School Dist. #7J, 5.25% 6/1/2021		1,178,090
500	M	Clackamas & Washington Cntys. Sch. Dist. #3, 5% 6/15/2032		532,410
1,000	M	Columbia & Washington Cntys. Sch. Dist. #47J, 5% 6/15/2035		1,040,490
1,000	M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030		1,150,360
1,000	M	Gresham 5.375% 6/1/2017		1,081,320
1,000	M	Independence (City Hall Proj.) 5% 6/15/2035 (when-issued)		1,028,940
		Jackson County School District #549C:
1,000	M	5% 12/15/2027		1,075,650
1,000	M	5% 6/15/2030		1,051,440
635	M	Jefferson County School District #509J, 5.25% 6/15/2019		682,562
245	M	La Grande 5.625% 6/1/2011		247,031
1,000	M	Linn Cnty School Dist. #55, 5.5% 6/15/2027		1,190,760
1,225	M	Newport Zero Coupon 6/1/2029		475,398
1,000	M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027		1,074,720
500	M	Redmond Terminal Expansion Project 5% 6/1/2034		495,810
1,000	M	Salem 5% 6/1/2028		1,067,350
1,000	M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025		1,064,400
1,000	M	Washington County GO 5% 7/01/2044		1,026,760
600	M	Washington and Clackamas Counties School District #23 (Tigard)
		5.25% 6/1/2016		697,008
1,000	M	Yamhill County School Dist #40, 5% 6/15/2023		1,070,470
				21,791,041
		Health Care-7.8%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035		1,022,480
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028		1,070,960
		Oregon State Facs. Auth. Revenue:
500	M	Legacy Health 5% 3/15/2030		503,105
625	M	Peacehealth 5% 11/1/2039		625,919
				3,222,464
		Housing-2.4%
975	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030		1,009,924
		Transportation-6.3%
1,000	M	Oregon State Department Trans. Hwy. User Tax Rev.
		5% 11/15/2028		1,062,110
1,000	M	Port Portland Airport Rev. 5% 7/1/2029		1,042,470
500	M	Redmond Airport Rev. 6% 6/1/2034		503,805

				2,608,385
		Utilities-14.5%
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028		802,328
		Portland Sewer System Revenue:
1,000	M	4.75% 6/15/2025		1,056,270
1,000	M	5% 6/15/2027		1,055,820
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		1,022,310
1,000	M	Puerto Rico Elec. Power Auth. Rev. 5.25% 7/1/2029		1,039,410
1,000	M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024		1,036,060
				6,012,198
		Other Revenue-12.4%
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026		1,083,190
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033		504,465
405	M	Portland Urban Renewal & Redev. (Oregon Conv. Ctr.) 5.5% 6/15/2020		412,006
		Puerto Rico Pub. Bldgs. Auth. Revenue:
500	M	Electric Rev. 6% 7/1/2028		522,760
1,000	M	Govt. Facs. Rev. 5.25% 7/1/2027		1,036,240
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,599,105
				5,157,766
Total Value of Municipal Bonds (cost $39,133,433)			99.8%	41,394,393
Other Assets, Less Liabilities			.2	91,096
Net Assets			100.0%	$41,485,489

At March 31, 2010, the cost of municipal investments for federal income tax purposes was
$39,133,433. Accumulated net unrealized appreciation on investments was $2,260,960, consisting of $2,275,992 gross unrealized appreciation and $15,032 gross unrealized depreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
March 31, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.5%
		Education-8.8%
$500	M	Delaware Cnty. Auth. Rev. (Villanova University) 5.25% 12/1/2031		$531,520
1,000	M	Lycoming Cnty. Auth. Rev. (Pennsylvania College of Tech.) 5.5% 10/1/2032		1,047,400
1,000	M	Northampton Cnty. Auth. Rev. (Lehigh University) 5.5% 11/15/2033		1,085,000
1,000	M	Pennsylvania St. Higher Educ. Facs. Auth. (Thomas Jefferson Univ.)
		5% 3/1/2040		1,014,020
				3,677,940
		General Obligations-38.6%
1,000	M	Beaver County 5.55% 11/15/2031		1,070,260
1,000	M	Bedford County 5% 9/1/2028		1,026,180
1,000	M	Boyertown Area School District 5% 10/1/2023		1,051,620
1,000	M	Centennial Bucks County School District Series "B" 5.125% 12/15/2032		1,041,610
1,000	M	Daniel Boone Area School District 5% 8/15/2029		1,045,150
1,000	M	East Stroudsburg Area School District 5% 9/1/2029		1,046,510
1,000	M	Easton Area School District 5.2% 4/1/2028		1,066,370
1,000	M	Methacton School District 6.375% 3/1/2024		1,172,130
1,065	M	Mifflin County 5.5% 9/1/2020		1,122,520
1,000	M	Philadelphia School District 6% 9/1/2038		1,068,680
1,000	M	Philadelphia Series "B" 7% 7/15/2028		1,146,720
940	M	Pittsburgh Series "A" 5.5% 9/1/2014		1,013,339
1,000	M	Reading 6.25% 11/1/2033		1,098,760
1,000	M	Scranton School District Series "A" 5% 7/15/2027		1,049,900
1,000	M	West Mifflin Area School District 5.375% 4/1/2028		1,081,040
				16,100,789
		Health Care-14.9%
855	M	Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
		5.7% 10/1/2014		933,506
1,000	M	Geisinger Auth. Hlth. Systems Rev. Series "A" 5.125% 6/1/2034		1,023,810
		Pennsylvania State Higher Educ. Facs. Auth. Hlth. Services:
1,000	M	Allegheny Delaware 5.7% 11/15/2011 +		999,310
1,000	M	University of Pa. Health Sys. 5.5% 8/15/2018		1,141,830
1,000	M	University of Pittsburgh Med. Cntr. 5% 5/15/2031		999,940
1,000	M	Southcentral Gen. Auth. Rev. (Wellspan Health Oblig.)
		6% 6/1/2025		1,100,060
				6,198,456
		Housing-2.5%
1,000	M	Pennsylvania State Hsg. Fin. Agy. Mtg. Rev. 5.4% 10/1/2033		1,041,890
		Transportation-12.0%
1,500	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2020		1,557,915
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	6% 6/1/2028		1,119,620
1,000	M	5% 6/1/2029		1,031,090
1,250	M	Philadelphia Airport Rev. Series "A" 5.375% 6/15/2029		1,315,800
				5,024,425
		Utilities-12.8%
1,000	M	Commonwealth Financing Auth. Rev. Series "B" 5% 6/1/2031		1,037,160
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,038,780
500	M	Philadelphia Water & Wastewater Rev. Series "A" 5% 1/1/2027		515,330

2,500	M	Pittsburgh Water & Sewer Auth. Rev. Series "A" 6.5% 9/1/2013		2,749,888
				5,341,158
		Other Revenue-9.9%
		Philadelphia Redev. Neighborhood Transformation Series "A":
1,000	M	5.5% 4/15/2016		1,041,410
1,000	M	5.5% 4/15/2019		1,028,060
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,066,070
1,000	M	Washington County Indl. Dev. Auth. (West Penn Pwr. Co.) 6.05% 4/1/2014		1,001,200
				4,136,740
Total Value of Municipal Bonds (cost $39,003,259)			99.5%	41,521,398
Other Assets, Less Liabilities			.5	219,342
Net Assets			100.0%	$41,740,740

+	Payments of principal and interest are being made by Municipal Bond Investors Assurance Insurance
Corporation, the provider of the credit support.

At March 31, 2010, the cost of municipal investments for federal income tax purposes was
$39,003,259. Accumulated net unrealized appreciation on investments was $2,518,139, consisting of $2,519,592 gross unrealized appreciation and $1,453 gross unrealized depreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
March 31, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.7%
		Education-6.0%
$1,000	M	University of Virginia University Revs. 5% 6/1/2037		$1,039,340
1,000	M	Virginia St. Public School Authority Rev. 5% 8/1/2026		1,068,380
				2,107,720
		General Obligations-19.9%
1,000	M	Danville 5% 8/1/2029		1,033,080
1,065	M	Harrisonburg Public Safety & Steam Plant Series "A"
		5% 7/15/2020		1,118,963
1,000	M	Hopewell 5.875% 7/15/2034		1,062,010
500	M	Powhatan Cnty. 5% 1/15/2032		530,360
1,000	M	Richmond 5.5% 1/15/2017		1,048,730
1,000	M	Roanoke Public Impt. Series "A" 5.25% 10/1/2020		1,114,560
1,000	M	Waynesboro 5% 1/15/2034		1,027,140
				6,934,843
		Health Care-13.9%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026		1,069,450
		Roanoke Industrial Development Authority:
1,000	M	Carilion Health Sys. Series "A" 5.5% 7/1/2021		1,032,560
1,000	M	Roanoke Memorial Hosp. Proj. 6.125% 7/1/2017		1,193,940
1,000	M	Virginia Small Business Fing. Auth. Rev. 5% 11/1/2040		1,011,810
530	M	Winchester IDA Hosp. Rev. 5.625% 1/1/2044		542,259
				4,850,019
		Housing-4.6%
		Virginia State Housing Development Authority:
500	M	Rental Hsg. Rev. 5% 12/1/2039		505,835
1,000	M	Single-Family Mtg. Rev. 6% 7/1/2025		1,098,010
				1,603,845
		Transportation-12.2%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2024		1,069,620
1,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev.
		5% 10/1/2026		1,067,790
1,000	M	Norfolk Airport Auth. 5.375% 7/1/2015		1,034,570
1,000	M	Washington DC Met. Area Trans. Auth. Rev. 5.25% 7/1/2029		1,077,350
				4,249,330
		Utilities-18.8%
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033		1,057,710
1,000	M	Norfolk Water Rev. 5.875% 11/1/2015		1,004,200
500	M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5.125% 7/15/2018		516,300
750	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		766,733
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024		1,067,710
		Virginia St. Res. Auth. Infrastructure Revenue:
1,010	M	5% 11/1/2029		1,090,962
1,000	M	5% 11/1/2033		1,071,640
				6,575,255
		Other Revenue-23.3%
1,000	M	Bedford County Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031		1,032,500
500	M	Fairfax Cnty. Redev. & Hsg. Auth. Rev. 5% 10/1/2039		529,665
300	M	Montgomery County Indl. Dev. Auth. Series "C" 6% 1/15/2011*		316,167

1,000	M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024		1,059,710
1,000	M	Patrick County Economic Dev. Auth. Lease Rev. 5.25% 3/1/2039		1,044,030
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,066,070
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		1,062,790
1,000	M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021		1,008,610
1,000	M	Stafford County Indl. Dev. Authority Rev. 5.25% 8/1/2031		1,028,660
				8,148,202
Total Value of Municipal Bonds (cost $32,734,890)			98.7%	34,469,214
Other Assets, Less Liabilities			1.3	471,196
Net Assets			100.0%	$34,940,410

At March 31, 2010, the cost of municipal investments for federal income tax purposes was
$32,734,890. Accumulated net unrealized appreciation on investments was $1,734,324, consisting of $1,750,563 gross unrealized appreciation and $16,239 gross unrealized depreciation.

FOOTNOTES

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

**	Interest rates are determined and reset periodically and are the rates in effect at March 31, 2010.

***	Inverse floating rate securities (see Note 2) . Interest rates are determined and reset periodically and are the rates in effect at March 31, 2010.

Summary of Abbreviations:
	COP	Certificate of Participation
	GO	General Obligation

1. Security Valuation-The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), formerly known as Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including each fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Municipal bonds, asset backed, U.S. Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The summary of the inputs used to value each Fund's net assets as of March 31, 2010 is as follows:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Investments in Municipal Bonds

Tax Exempt	-	$710,507,269	-
Tax Exempt II	-	187,578,600	-
California	-	29,820,434	-
Connecticut	-	37,312,917	-
Massachusetts	-	25,769,586	-
Michigan	-	27,514,754	-
Minnesota	-	21,914,260	-
New Jersey	-	53,675,591	-
New York	-	152,835,643	-
North Carolina	-	26,364,367	-
Ohio	-	23,333,088	-
Oregon	-	41,394,393	-
Pennsylvania	-	41,521,398	-
Virginia	-	34,469,214	-

Investments In Short-Term Tax Exempt Investments:

Tax Exempt II	-	$1,000,000	-
California	-	450,000	-
Massachusetts	-	200,000	-
New Jersey	-	1,100,000	-
New York	-	4,175,000	-

In January 2010, FASB released Accounting Standards Update ("ASU") No. 2010-06 ("ASU No. 2010-06"), Improving Disclosures about Fair Value Measurements. Among the new disclosures and clarifications of existing disclosures ASU No. 2010-06 requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. ASU No. 2010-06 requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. ASU No. 2010-06 also requires disclosure of the reasons for significant transfers in and out of Level 3. ASU No. 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the Level 3 gross basis roll forward reconciliation, which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. As of March 31, 2010, FIMCO does not beleive the adoption of ASU No. 2010-06 will have a material impact on the financial statement amounts of the Funds.

2. Derivatives-The Funds may invest in derivatives such as inverse floating rate securities ("inverse floaters") and interest rate swap agreements ("swap agreements") for the purpose of managing their exposure to interest rate risk.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities.

The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. At March 31, 2010, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 28, 2010